Purchases and other expenses	6 Months Ended
Jun. 30, 2023
Purchases and other expenses
External purchases

5.1    External purchases

(in millions of euros)	June 30, 2023	June 30, 2022
Commercial, equipment expenses and content rights	(3,838)	(3,681)
o/w costs of terminals and other equipment sold	(2,205)	(2,039)
o/w advertising, promotional, sponsoring and rebranding costs	(386)	(398)
Service fees and inter-operator costs	(1,949)	(2,104)
o/w interconnexion costs	(1,138)	(1,346)
Other network expenses, IT expenses	(1,944)	(1,784)
Other external purchases	(1,616)	(1,481)
o/w building cost for resale	(559)	(572)
o/w overhead	(631)	(566)
Total external purchases	(9,347)	(9,050)

Other operating expenses

5.2    Other operating expenses

(in millions of euros)	June 30, 2023		June 30, 2022
Allowances and losses on trade receivables - telecom activities	(102)		(74)
Litigation	71	(1)	(41)
Cost of bank credit risk	(33)		(23)
Operating foreign exchange gains (losses)	(19)		(12)
Acquisition and integration costs	(16)		(7)
Expenses from universal service	(14)		(14)
Other expenses	(37)		(60)
Total other operating expenses	(150)		(231)
(1)Corresponds mainly to the reversal of provision for 97 million euros related to the ongoing proceeding with Digicel following the French Supreme Court's decision in March 2023 (see Note 14.1).

Impairment and losses on trade receivables from telecom activities are detailed in Note 4.

The cost of credit risk applies only to Mobile Financial Services and includes impairment charges and reversals on fixed-income securities, loans and receivables to customers as well as impairment charges and reversals relating to guarantee commitments given, losses on receivables and recovery of amortized debts (see Note 12.2).

Certain expenses related to litigation are directly recorded in other operating expenses. The Group's significant litigations are described in Note 14.1.

Restructuring costs

5.3    Restructuring costs

(in millions of euros)	June 30, 2023	June 30, 2022
Departure plans	(11)	(11)
Lease property restructuring	(8)	—
Distribution channels	(1)	(11)
Other	(14)	(25)
Total restructuring costs	(35)	(47)

Orange Business presented the operational implementation of its strategic priorities within the framework of the strategic plan Lead the future. This plan carries a strong ambition to transform and simplify Orange Business, whose market is undergoing profound changes, and could lead to the loss of approximately 650 positions in France which includes the main historical activities of Orange Business, on a voluntary basis. Consultation with employee representative bodies has begun, and should be completed in the second half of 2023. As a result, no provision for restructuring has been booked for the first half of 2023.

Working capital management - payables

5.4    Working capital management – payables

Extension of supplier payment deadlines

Supplier payment terms are mutually agreed between the suppliers and Orange in accordance with the regulations in force. Certain key suppliers and Orange have agreed to a flexible payment schedule which, for certain invoices, can be extended up to six months.

Trade payables for goods and services and fixed assets payables that were subject to a payment extension, and which had an impact on the change in working capital requirement at the end of the period, amounted to approximately 416 million euros at June 30, 2023.